Offerings - Offering: 1	Dec. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes Due 2075
Amount Registered | shares	154,204,000
Maximum Aggregate Offering Price	$ 154,204,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,295.57
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrants' Registration Statement on Form S-3 (File No. 333-283053), in accordance with Rules 456(b) and 457(r) under the Securities Act.